Fund Summaries Eaton Vance-Atlanta Capital Focused Growth Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (Eaton Vance Atlanta Capital Focused Growth Fund)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Column [Text]		Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		none	none

Annual Fund Operating Expenses (Eaton Vance -Atlanta Capital Focused Growth Fund)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] 2/2/2010 - 2/1/2011 USD ( $)		Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)		Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)
Operating Expenses:
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Operating Expenses Column [Text]			Class A		Class I
Management Fees			0.65%		0.65%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses			0.78%		0.78%
Total Annual Fund Operating Expenses			1.68%		1.43%
Expense Reimbursement			(0.43%)	[2]	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement			1.25%		1.00%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class I shares. Any amendments of this reimbursement would require written approval of the Board of Trustees. This expense reimbursement will continue through January 31, 2012. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example (Eaton Vance Atlanta Capital Focused Growth Fund)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Class A shares	Class I shares
1 Year	695	102
3 Years	1,035	410
5 Years	1,397	741
10 Years	2,414	1,676

Expenses without Redemption
Expense Example,No Redemption (Eaton Vance-Atlanta Capital Focused Growth Fund)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A shares	Class I shares
1 Year	695	102
3 Years	1,035	410
5 Years	1,397	741
10 Years	2,414	1,676

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in the common stocks of approximately 20 to 35 companies. Under normal circumstances, the Fund invests primarily in large company stocks which are companies having market capitalizations that rank among the top 1,000 U.S. companies.

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

In selecting securities, the investment adviser seeks quality growth companies with a demonstrated record of consistent earnings growth. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser emphasizes quality large growth companies whose stocks are considered to trade at attractive valuations relative to their long-term growth rates. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The portfolio managers may utilize recommendations provided by the investment adviser’s research staff to make buy and sell decisions. The investment adviser may sell a security when its fundamentals deteriorate or when its valuation is no longer attractive relative to its long-term growth rate.

The Fund currently invests its assets in Focused Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2002 through December 31, 2010, the highest quarterly total return for Class I was 17.26% for the quarter ended June 30, 2009, and the lowest quarterly return was –23.90% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31,2010
Average Annual Total Returns (Eaton Vance-Atlanta Capital Focused Growth Fund)	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] After Taxes on Distributions [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital Focused Growth Fund [Member] After Taxes on Distributions and the Sale [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member] 2/2/2010 - 2/1/2011	Russell 1000 Growth Index [Member] 2/2/2010 - 2/1/2011
Average Annual Return:
Label	Class A Return Before Taxes	Class I Return Before Taxes	Class I Return After Taxes on Distributions	Class I Return After Taxes on Distributions and the Sale of Class I Shares	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deduction for fees, expenses or taxes)
One Year	10.85%	18.04%	18.04%	11.73%	16.71%
Five Years	2.50%	3.99%	3.26%	3.33%	(0.47%)
Life of Fund	2.53%	3.46%	1.15%	1.45%	4.02%

These returns reflect the maximum sales charge for Class A (5.75%). Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). If adjusted for other expenses, returns would be different.
Investors cannot invest directly in an Index.(Source for the Russell 1000 Growth Index: Lipper, Inc.)
Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). If adjusted for other expenses, returns would be different.
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class I shares.
Return After Taxes on distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance-Atlanta Capital SMID-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (Eaton Vance Atlanta Capital SMID Cap Fund)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member] 2/2/2010 - 2/1/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Column [Text]		Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		none	1.00%	none	none

Annual Fund Operating Expenses (Eaton Vance-Atlanta Capital SMID-Cap Fund)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] 2/2/2010 - 2/1/2011 USD ( $)		Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)		Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member] 2/2/2010 - 2/1/2011 USD ( $)		Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)		Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member] 2/2/2010 - 2/1/2011 USD ( $)
Operating Expenses:
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Operating Expenses Column [Text]			Class A		Class C		Class I		Class R
Management Fees			1.00%		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees			0.25%		1.00%				0.50%
Other Expenses			0.27%		0.27%		0.27%		0.27%
Total Annual Fund Operating Expenses			1.52%		2.27%		1.27%		1.77%
Expense Reimbursement			(0.32%)	[2]	(0.32%)	[2]	(0.32%)	[2]	(0.32%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement			1.20%		1.95%		0.95%		1.45%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class I shares and 1.45% for Class R shares. Any amendments of this reimbursement would require written approval of the Board of Trustees. This expense reimbursement will continue through January 31,2012.The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example (Eaton Vance-Atlanta Capital SMID-Cap Fund)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member] 2/2/2010 - 2/1/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Class A shares	Class C shares	Class I shares	Class R shares
1 Year	690	298	97	148
3 Years	998	679	371	526
5 Years	1,328	1,186	666	929
10 Years	2,258	2,581	1,506	2,057

Expenses without Redemption
Expense Example,No Redemption (Eaton Vance-Atlanta Capital SMID-Cap Fund)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011 USD ( $)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member] 2/2/2010 - 2/1/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A shares	Class C shares	Class I shares	Class R shares
1 Year	690	198	97	148
3 Years	998	679	371	526
5 Years	1,328	1,186	666	929
10 Years	2,258	2,581	1,506	2,057

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks (the “80% policy”). The Fund may also invest in larger companies.

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

The Fund invests in a diversified portfolio of common stocks, emphasizing quality small to mid-sized companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services and other factors. The Fund is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

The Fund currently invests its assets in SMID-Cap Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or mid-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management.The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2002 through December 31, 2010, the highest quarterly total return for Class I was 17.67% for the quarter ended June 30, 2009, and the lowest quarterly return was –19.66% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31,2010
Average Annual Total Returns ( Eaton Vance-Atlanta Capital SMID-Cap Fund)	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] After Taxes on Distributions [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011	Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] After Taxes on Distributions and the Sale [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member] 2/2/2010 - 2/1/2011	Russell 2500 Index [Member] 2/2/2010 - 2/1/2011	Russell 2000 Index [Member] 2/2/2010 - 2/1/2011
Average Annual Return:
Label	Class A Return Before Taxes	Class C Return Before Taxes	Class I Return Before Taxes	Class R Return Before Taxes	Class I Return After Taxes on Distributions	Class I Return After Taxes on Distributions and the Sale of Class I Shares	Russell 2500 Index	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)
One Year	18.31%	23.61%	25.80%	25.29%	25.69%	16.92%	26.71%	26.85%
Five Years	8.54%	9.63%	10.11%	9.77%	9.23%	8.54%	2.48%	2.22%
Life of Fund	7.99%	8.61%	8.95%	8.58%	6.23%	5.94%	7.52%	6.44%

These returns reflect the maximum sales charge for Class A (5.75%). Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to November 28, 2003 is the performance of Class I shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the classes). The Class R performance shown above for the period between to August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, returns would be different.
Investors cannot invest directly in an Index. (Source for the Russell 2500 Index and Russell 2000 Index returns: Lipper, Inc.)
Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to November 28, 2003 is the performance of Class I shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the classes). The Class R performance shown above for the period between to August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, returns would be different.
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Eaton Vance-Atlanta Capital Focused Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Eaton Vance-Atlanta Capital Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in the common stocks of approximately 20 to 35 companies. Under normal circumstances, the Fund invests primarily in large company stocks which are companies having market capitalizations that rank among the top 1,000 U.S. companies.

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

In selecting securities, the investment adviser seeks quality growth companies with a demonstrated record of consistent earnings growth. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser emphasizes quality large growth companies whose stocks are considered to trade at attractive valuations relative to their long-term growth rates. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The portfolio managers may utilize recommendations provided by the investment adviser’s research staff to make buy and sell decisions. The investment adviser may sell a security when its fundamentals deteriorate or when its valuation is no longer attractive relative to its long-term growth rate.

The Fund currently invests its assets in Focused Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund normally invests in the common stocks of approximately 20 to 35 companies. Under normal circumstances, the Fund invests primarily in large company stocks which are companies having market capitalizations that rank among the top 1,000 U.S. companies.

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period from December 31, 2002 through December 31, 2010, the highest quarterly total return for Class I was 17.26% for the quarter ended June 30, 2009, and the lowest quarterly return was –23.90% for the quarter ended December 31, 2008.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31,2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%). Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). If adjusted for other expenses, returns would be different.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Investors cannot invest directly in an Index.(Source for the Russell 1000 Growth Index: Lipper, Inc.)
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class I shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAALX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,035
5 Years	rr_ExpenseExampleYear05	1,397
10 Years	rr_ExpenseExampleYear10	2,414
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,035
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,397
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,414
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EILGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	741
10 Years	rr_ExpenseExampleYear10	1,676
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	410
5 Years	rr_ExpenseExampleNoRedemptionYear05	741
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,676
Annual Total Returns	rr_BarChartTableAbstract
Annual Return 2003	rr_AnnualReturn2003	24.93%
Annual Return 2004	rr_AnnualReturn2004	5.96%
Annual Return 2005	rr_AnnualReturn2005	3.91%
Annual Return 2006	rr_AnnualReturn2006	8.74%
Annual Return 2007	rr_AnnualReturn2007	12.39%
Annual Return 2008	rr_AnnualReturn2008	(36.88%)
Annual Return 2009	rr_AnnualReturn2009	33.57%
Annual Return 2010	rr_AnnualReturn2010	18.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly total return for Class I
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.85%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.53%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.04%
Five Years	rr_AverageAnnualReturnYear05	3.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.46%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | After Taxes on Distributions [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	18.04%
Five Years	rr_AverageAnnualReturnYear05	3.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.15%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | After Taxes on Distributions and the Sale [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Class I Shares
One Year	rr_AverageAnnualReturnYear01	11.73%
Five Years	rr_AverageAnnualReturnYear05	3.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.45%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eaton Vance-Atlanta Capital SMID-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[3]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks (the “80% policy”). The Fund may also invest in larger companies.

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

The Fund invests in a diversified portfolio of common stocks, emphasizing quality small to mid-sized companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services and other factors. The Fund is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

The Fund currently invests its assets in SMID-Cap Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks (the “80% policy”). The Fund may also invest in larger companies.

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or mid-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management.The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period from December 31, 2002 through December 31, 2010, the highest quarterly total return for Class I was 17.67% for the quarter ended June 30, 2009, and the lowest quarterly return was –19.66% for the quarter ended December 31, 2008.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31,2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%). Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to November 28, 2003 is the performance of Class I shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the classes). The Class R performance shown above for the period between to August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, returns would be different.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Investors cannot invest directly in an Index. (Source for the Russell 2500 Index and Russell 2000 Index returns: Lipper, Inc.)
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for the period prior to November 28, 2003 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for the period prior to November 28, 2003 is the performance of Class I shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the classes). The Class R performance shown above for the period between to August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAASX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,328
10 Years	rr_ExpenseExampleYear10	2,258
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	998
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,328
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,258
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECASX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,186
10 Years	rr_ExpenseExampleYear10	2,581
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,186
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,581
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISMX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,506
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	371
5 Years	rr_ExpenseExampleNoRedemptionYear05	666
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,506
Annual Total Returns	rr_BarChartTableAbstract
Annual Return 2003	rr_AnnualReturn2003	26.85%
Annual Return 2004	rr_AnnualReturn2004	18.85%
Annual Return 2005	rr_AnnualReturn2005	4.76%
Annual Return 2006	rr_AnnualReturn2006	14.79%
Annual Return 2007	rr_AnnualReturn2007	12.00%
Annual Return 2008	rr_AnnualReturn2008	(25.99%)
Annual Return 2009	rr_AnnualReturn2009	35.25%
Annual Return 2010	rr_AnnualReturn2010	25.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly total return for Class I
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.66%)
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERSMX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,057
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.31%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.99%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	23.61%
Five Years	rr_AverageAnnualReturnYear05	9.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.61%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	25.80%
Five Years	rr_AverageAnnualReturnYear05	10.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.95%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	25.29%
Five Years	rr_AverageAnnualReturnYear05	9.77%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.58%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | After Taxes on Distributions [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	25.69%
Five Years	rr_AverageAnnualReturnYear05	9.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.23%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | After Taxes on Distributions and the Sale [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Class I Shares
One Year	rr_AverageAnnualReturnYear01	16.92%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.94%
Russell 1000 Growth Index [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	(0.47%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.02%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Russell 2500 Index [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
One Year	rr_AverageAnnualReturnYear01	26.71%
Five Years	rr_AverageAnnualReturnYear05	2.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.52%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Russell 2000 Index [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	2.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.44%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class I shares. Any amendments of this reimbursement would require written approval of the Board of Trustees. This expense reimbursement will continue through January 31, 2012. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.
[3]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[4]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class I shares and 1.45% for Class R shares. Any amendments of this reimbursement would require written approval of the Board of Trustees. This expense reimbursement will continue through January 31,2012.The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.